Trade payables and accrued liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Trade payables and accrued liabilities
Trade payables	$ 1,661,890	$ 1,249,861
Due to related parties (Note 15)	107,426	743,100
Accrued liabilities	5,207,658	4,817,820
Trade payables and accrued liabilities	$ 6,976,974	$ 6,810,781